Summary of Operating Earnings (Loss) to Loss Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Operating earnings (loss)	$ (40,988)	$ 94,577
Foreign exchange	4,542	(8,722)
Finance charges	107,468	118,453
Gain on redemption and repurchase of unsecured senior notes	(43,814)	(6,815)
Loss before income taxes	$ (109,184)	$ (8,339)